OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Assets Abstract
Schedule of Other Non-Current Assets
	December 31, 2023 US$‘000	December 31, 2022 US$‘000
Finance lease receivables (see Note 17)	36	84
Other assets	43	55

	79	139